Benefit Plans and Stock-Based Compensation - Additional Information (Detail)	12 Months Ended				12 Months Ended					12 Months Ended								12 Months Ended				12 Months Ended
	Mar. 29, 2014 USD ($)	Mar. 30, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 26, 2011	Mar. 29, 2014 Class A voting share [Member] USD ($)	Mar. 30, 2013 Class A voting share [Member] USD ($)	Mar. 31, 2012 Class A voting share [Member] USD ($)	Mar. 29, 2014 Class A voting share [Member] CAD	Mar. 29, 2014 Class A voting share [Member] Chief Executive Officer [Member] USD ($)	Mar. 29, 2014 Amended Birks Employee Stock Option Plan [Member] Class A voting share [Member] USD ($)	Mar. 30, 2013 Amended Birks Employee Stock Option Plan [Member] Class A voting share [Member] USD ($)	Mar. 31, 2012 Amended Birks Employee Stock Option Plan [Member] Class A voting share [Member] USD ($)	Mar. 29, 2014 Stock Compensation Plan [Member] Class A voting share [Member]	Mar. 29, 2014 Stock appreciation rights [Member] USD ($)	Mar. 30, 2013 Stock appreciation rights [Member] USD ($)	Mar. 31, 2012 Stock appreciation rights [Member] USD ($)	Mar. 29, 2014 Combined Equity Award Plans [Member] Class A voting share [Member]	Mar. 29, 2014 Mayors Stock Option Plan [Member] USD ($)	Mar. 30, 2013 Mayors Stock Option Plan [Member] USD ($)	Mar. 31, 2012 Mayors Stock Option Plan [Member] USD ($)	Mar. 26, 2011 Mayors Stock Option Plan [Member]	Mar. 29, 2014 Employee Stock Purchase Plans [Member]	Mar. 30, 2013 Employee Stock Purchase Plans [Member]	Mar. 31, 2012 Employee Stock Purchase Plans [Member]	Mar. 29, 2014 Employee Stock Purchase Plans [Member] Class A voting share [Member]	Mar. 29, 2014 Profit Sharing 401 K Plan [Member] USD ($)	Mar. 30, 2013 Profit Sharing 401 K Plan [Member] USD ($)	Mar. 31, 2012 Profit Sharing 401 K Plan [Member] USD ($)	Mar. 29, 2014 Long Term Incentive Plan [Member] Class A voting share [Member] USD ($)	Mar. 30, 2013 Long Term Incentive Plan [Member] Class A voting share [Member] USD ($)	Mar. 29, 2014 Long Term Incentive Plan [Member] Stock appreciation rights [Member] Class A voting share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance of shares																	1,304,025								100,000				900,000
Stock appreciation rights granted																															112,320
Long term incentive plan stock appreciation rights, weighted average exercise price																													$ 1.93
Options outstanding	664,585	624,618	496,118	323,086					168,131									3,836	9,081	217,746	224,240								475,000
Stock options issued																													165,000	130,000
Vesting period																													3 years
Exercise price										$ 1.05																			$ 1.16	$ 0.89
Expiration period																													10 years
Weighted Average Grant Date Fair Value																													$ 1.02	$ 0.79
Dividend yield																													0.00%
Expected volatility																													94.50%	95.10%
Risk free interest rate																													2.19%	1.59%
Weighted average expected term																													10 years
Intrinsic value of outstanding options					$ 0
Unrecognized compensation, non-vested portion of stock option					135,000
Total compensation Cost for recognized earning					143,000	118,000	79,000
Employee stock option description													Birks ESOP
Options granted	15,000									6,454	6,674	8,174
Compensation expense					0	0	0			0	0	0		0	0	0		0	0	0
Purchase price Class A voting shares					$ 7.61			7.73
Exercise price per share									$ 1.00
Options outstanding, Weighted average remaining life (years)														6 years				2 years 6 months
Outstanding stock														4,347
Aggregate intrinsic value														900,000
Share-based payment arrangements	0	0	0
Outstanding warrants	382,693
Weighted average exercise price	$ 3.42
Warrant expiry date	Aug. 20, 2022
Common stock purchase percent																									85.00%
Outstanding shares																									99,995
Additional shares issued																						0	0	0
Additional shares to be issued under this plan																						No additional shares will be issued under this plan
Percentage of employee contribution																										25.00%
Percentage of employee compensation																										4.00%
Company matching contributions after exercise of its right to cancel future matching contributions																										0	0	0
Payment portion of LTCIP value at the end of first three year	0.33
Payment portion of LTCIP value thereafter	0.33
Maximum percentage of CO's total earnings before tax for three years	10.00%
Target incentive compensation level for the first three year cycle	$ 2,067,000
Percentage of total payout capped	200.00%